Loans receivable	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Loans receivable

Note 4 – Loans receivable

On June 8, 2011, Ziben Tiantang Co., Ltd. (“Ziben”), an unrelated party, borrowed $10,044,200 from Top Favour in an unsecured loan at an annual interest rate of 9.45%, with interest due every six months. The loan matured on June 7, 2012. On June 8, 2012, Top Favour and Ziben entered into a supplemental agreement to extend the maturity date to December 7, 2012, and to decrease the interest rate to 7% annually. On December 8, 2012, both parties entered into another supplemental agreement to extend the maturity date to December 7, 2013, with a 7% annual interest rate. Ziben repaid $2,262,163 through June 30, 2013.

In August 2011, Top Favour loaned an additional $801,000 to Ziben. This loan is unsecured, interest free, and due on demand. On November 4, 2011, Top Favour entered into a supplement agreement with Ziben to extend the loan to November 4, 2012 and to add an annual interest rate of 7%. Ziben fully repaid the loan principal on November 7, 2012.

In August and September 2012, Top Favour loaned an additional $350,000 to Ziben. This loan is unsecured and has an annual interest rate of 7%, and is due on August 11, 2013. On August 2, 2013, the Company and Ziben entered into a supplemental agreement to extend the remaining balance due to December 31, 2013. Ziben repaid $100,000 through June 30, 2013.

On February 20, 2012, the Company loaned $951,000 (RMB 6 million) to Pingdingshan Hongfeng Coal Wash Co., Ltd. (“Hongfeng”), an unrelated party. This loan was due on August 20, 2012, was unsecured, and had an annual interest rate of 3.5%. The loan principal was settled in full on August 9, 2012 by notes from Hongfeng guaranteed by its bank, which notes were legally assigned to a Company supplier for purchases during the quarter ended December 31, 2012.

On February 7, 2013, Hongli entered into an agreement to loan $9,564,000 (RMB 60 million) to Hongxin Industrial Co., Ltd. (“Hongxin”), an unrelated party. Per the agreement, Hongli obtained a short-term bank loan from Shanghai Pudong Development Bank (see Note 14) on behalf of Hongxin, and Hongxin was responsible for repayment of the note’s principal and interest. The loan is due on February 6, 2014, and is unsecured, and has an annual interest rate of 6.6%. Hongxin fully repaid the loan on April 8, 2013 by issuing notes guaranteed by its bank to Hongli. Such notes will mature on October 2, 2013.

For the years ended June 30, 2013 and 2012, interest income from loans receivable amounted to $783,938 and $1,370,939, respectively.